Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The factors used in the earnings per common share computation follow:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands, except per share data)
Basic:
Net income	$4,410	$4,013

Weighted average common shares outstanding	5,767,168	6,172,773
Less: Average unallocated ESOP shares	(393,502)	(418,800)
Average shares	5,373,666	5,753,973

Basic earnings per common share	$0.82	$0.70

Diluted:
Net income	$4,410	$4,013

Weighted average common shares outstanding for basic earnings per common share	5,373,666	5,753,973
Add: Dilutive effects of assumed exercises of stock options	91,890	63,344
Average shares and dilutive potential common shares	5,465,556	5,817,317

Diluted earnings per common share	$0.81	$0.69